LIFE INSURANCE COMPANY OF NORTH AMERICA
(Herein called LINA)

SEPARATE ACCOUNT A FINANCIAL STATEMENTS

December 31, 2021

This report is submitted for the general information of owners of Life Insurance Company of North America Separate Account A variable annuity contracts. The Separate Account does not issue new contracts; accordingly, this report is not authorized for distribution to prospective purchasers of such variable annuity contracts.

Life Insurance Company of North America
Servicing Agent: Investors Life Insurance Company of North America
Administrative Offices: Jacksonville, Illinois

Report of Independent Registered Public Accounting Firm

To the Board of Directors
Life Insurance Company of North America and the Contract Owners of
Life Insurance Company of North America – Separate Account A

Opinion on the Financial Statements

We have audited the accompanying statement of net assets of the subdivisions comprising the Life Insurance Company of North America – Separate Account A (the “Separate Account”) as of December 31, 2021, related statement of operations for the year then ended, statement of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2021, and the results of the related statement of operations for the year then ended, statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures to respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the underlying funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Dallas, Texas
February 17, 2022

We have served as the Separate Account’s auditor since 2016.

Life Insurance Company of North America
Separate Account A
Statement of Net Assets

December 31, 2021

	Windsor Fund Qualified	Windsor Fund Non-Qualified	BNY Mellon Sustainable U.S. Equity Fund Class Z Qualified	BNY Mellon Sustainable U.S. Equity Fund Class Z Non-Qualified	Windsor Fund B Qualified	Windsor Fund B Non-Qualified
ASSETS:
Investments, at fair value	$1,767,023	$86,566	$3,790,849	$473	$2,282,517	$484,889
Total assets	$1,767,023	$86,566	$3,790,849	$473	$2,282,517	$484,889

NET ASSETS:
Accumulation units	$1,767,023	$86,566	$3,790,849	$473	$2,282,517	$484,889
Total net assets	$1,767,023	$86,566	$3,790,849	$473	$2,282,517	$484,889

FUND SHARE INFORMATION
Number of shares	73,048	3,580	191,169	22	94,359	20,046

Cost of investments	$722,402	$54,064	$439,690	$21,678	$1,780,682	$523,896

ACCUMULATION UNIT VALUE	$101.430620	$89.891830	$101.343348	$67.512265	$118.813033	$118.787003

	Invesco High Yield Fund Qualified	Invesco High Yield Fund Non-Qualified	Columbia Large Cap Growth Fund Qualified	Columbia Large Cap Growth Fund Non-Qualified	Delaware Value Fund Qualified	Delaware Value Fund Non-Qualified
ASSETS:
Investments, at fair value	$271,381	$498,329	$2,169,905	$861,417	$5,176,791	$532,020
Total assets	$271,381	$498,329	$2,169,905	$861,417	$5,176,791	$532,020

NET ASSETS:
Accumulation units	$271,381	$498,329	$2,169,905	$861,417	$5,176,791	$532,020
Total net assets	$271,381	$498,329	$2,169,905	$861,417	$5,176,791	$532,020

FUND SHARE INFORMATION
Number of shares	68,358	125,526	35,479	14,085	244,419	25,119

Cost of investments	$263,081	$780,296	$1,104,616	$534,143	$3,221,391	$360,290

ACCUMULATION UNIT VALUE	$14.249446	$14.314050	$46.493645	$46.238141	$27.236518	$27.210527

The accompanying notes are an integral part of these financial statements.

Life Insurance Company of North America
Separate Account A
Statement of Operations

Year ended December 31, 2021

	Windsor Fund Qualified	Windsor Fund Non-Qualified	BNY Mellon Sustainable U.S. Equity Fund-Class Z Qualified	BNY Mellon Sustainable U.S. Equity Fund-Class Z Non-Qualified
Net Investment Income (Loss)
Investment Income:
Dividends	$77,699	$3,692	$61,014	$6

Expenses:
Mortality risk and expense fees guarantees (Notes 1 and 3)	17,064	849	32,127	4
Net investment income (loss)	60,635	2,843	28,887	2

Net Realized and Unrealized Gains (Losses) on Investments
Realized gain distributions	107,336	5,249	91,640	10
Realized gains (losses) on fund shares	200,536	18,788	286,013	-
Net realized gains (losses)	307,872	24,037	377,653	10
Change in unrealized gains and (losses)	80,712	(1,555)	403,170	96
Net realized and change in unrealized gains (losses) on investments	388,584	22,482	780,823	106

Increase (Decrease) in Net Assets from Operations	$449,219	$25,325	$809,710	$108

	Windsor Fund B Qualified	Windsor Fund B Non-Qualified	Invesco High Yield Fund Qualified	Invesco High Yield Fund Non-Qualified
Net Investment Income (Loss)
Investment Income:
Dividends	$97,887	$20,598	$12,598	$23,426

Expenses:
Mortality risk and expense fees guarantees (Notes 1 and 3)	19,280	4,009	2,467	4,575
Net investment income (loss)	78,607	16,589	10,131	18,851

Net Realized and Unrealized Gains (Losses) on Investments
Realized gain distributions	139,667	29,393	-	-
Realized gains (losses) on fund shares	27,845	543	816	2,615
Net realized gains (losses)	167,512	29,936	816	2,615
Change in unrealized gains and (losses)	256,511	56,444	(2,372)	(5,104)
Net realized and change in unrealized gains (losses) on investments	424,023	86,380	(1,556)	(2,489)

Increase (Decrease) in Net Assets from Operations	$502,630	$102,969	$8,575	$16,362

The accompanying notes are an integral part of these financial statements.

Life Insurance Company of North America
Separate Account A
Statement of Operations

Year ended December 31, 2021

	Columbia Large Cap Growth Fund Qualified	Columbia Large Cap Growth Fund Non-Qualified	Delaware Value Fund Qualified	Delaware Value Fund Non-Qualified
Net Investment Income (Loss)
Investment Income:
Dividends	$67,982	$26,848	$189,929	$19,396

Expenses:
Mortality risk and expense fees guarantees (Notes 1 and 3)	17,693	6,922	43,908	4,425
Net investment income (loss)	50,289	19,926	146,021	14,971

Net Realized and Unrealized Gains (Losses) on Investments
Realized gain distributions	108,188	42,726	848,917	87,076
Realized gains (losses) on fund shares	25,967	1,403	101,053	2,799
Net realized gains (losses)	134,155	44,129	949,970	89,875
Change in unrealized gains and (losses)	293,005	121,766	(171,345)	(11,416)
Net realized and change in unrealized gains (losses) on investments	427,160	165,895	778,625	78,459

Increase (Decrease) in Net Assets from Operations	$477,449	$185,821	$924,646	$93,430

The accompanying notes are an integral part of these financial statements.

Life Insurance Company of North America
Separate Account A
Statement of Changes in Net Assets

Year ended December 31, 2021

	Windsor Fund Qualified	Windsor Fund Non-Qualified	BNY Mellon Sustainable U.S. Equity Fund-Class Z Qualified	BNY Mellon Sustainable U.S. Equity Fund-Class Z Non-Qualified
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$60,635	$2,843	$28,887	$2
Net realized gains (losses)	307,872	24,037	377,653	10
Change in unrealized gains (losses)	80,712	(1,555)	403,170	96
Net increase (decrease) in net assets from operations	449,219	25,325	809,710	108

Increase (Decrease) in Net Assets From Policy Transactions:
Net contract transfers in and transfers out (Note 3)	-	-	-	-
Contract surrenders	(415,411)	(52,250)	(436,172)	42
Benefit payment to annuitants	-	(3,417)	(12,181)	-
Net increase (decrease) from policy transactions	(415,411)	(55,667)	(448,353)	42
Net increase (decrease) in net assets	33,808	(30,342)	361,357	150

Net Assets:
Net assets at December 31, 2020	1,733,215	116,908	3,429,492	323
Net assets at December 31, 2021	$1,767,023	$86,566	$3,790,849	$473

Year Ended December 31, 2020

	Windsor Fund Qualified	Windsor Fund Non-Qualified	BNY Mellon Sustainable U.S. Equity Fund-Class Z Qualified	BNY Mellon Sustainable U.S. Equity Fund-Class Z Non-Qualified
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$50,310	$3,406	$10,459	$-
Net realized gains (losses)	100,712	4,593	159,238	7
Change in unrealized gains (losses)	(67,054)	(1,253)	477,114	46
Net increase (decrease) in net assets from operations	83,968	6,746	646,811	53

Increase (Decrease) in Net Assets From Policy Transactions:
Net contract transfers in and transfers out (Note 3)	-	-	-	-
Contract surrenders	(113,254)	-	(101,323)	-
Benefit payment to annuitants	-	(2,835)	(10,024)	-
Net increase (decrease) from policy transactions	(113,254)	(2,835)	(111,347)	-
Net increase (decrease) in net assets	(29,286)	3,911	535,464	53

Net Assets:
Net assets at December 31, 2019	1,762,501	112,997	2,894,028	270
Net assets at December 31, 2020	$1,733,215	$116,908	$3,429,492	$323

The accompanying notes are an integral part of these financial statements.

Life Insurance Company of North America
Separate Account A
Statement of Changes in Net Assets

Year ended December 31, 2021

	Windsor Fund B Qualified	Windsor Fund B Non-Qualified	Invesco High Yield Fund Qualified	Invesco High Yield Fund Non-Qualified
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$78,607	$16,589	$10,131	$18,851
Net realized gains (losses)	167,512	29,936	816	2,615
Change in unrealized gains (losses)	256,511	56,444	(2,372)	(5,104)
Net increase (decrease) in net assets from operations	502,630	102,969	8,575	16,362

Increase (Decrease) in Net Assets From Policy Transactions:
Net contract transfers in and transfers out (Note 3)	-	-	-	-
Contract surrenders	(187,947)	(2)	(17,832)	(34,954)
Benefit payment to annuitants	(44,062)	(2,489)	-	(8,951)
Net increase (decrease) from policy transactions	(232,009)	(2,491)	(17,832)	(43,905)
Net increase (decrease) in net assets	270,621	100,478	(9,257)	(27,543)

Net Assets:
Net assets at December 31, 2020	2,011,896	384,411	280,638	525,872
Net assets at December 31, 2021	$2,282,517	$484,889	$271,381	$498,329

Year Ended December 31, 2020

	Windsor Fund B Qualified	Windsor Fund B Non-Qualified	Invesco High Yield Fund Qualified	Invesco High Yield Fund Non-Qualified
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$59,359	$11,193	$10,263	$25,262
Net realized gains (losses)	63,571	15,716	984	203
Change in unrealized gains (losses)	(23,987)	(3,721)	29,303	(4,506)
Net increase (decrease) in net assets from operations	98,943	23,188	40,550	20,959

Increase (Decrease) in Net Assets From Policy Transactions:
Net contract transfers in and transfers out (Note 3)	-	-	216,458	47,049
Contract surrenders	(168,192)	-	(15,469)	(26,636)
Benefit payment to annuitants	(1,349)	(1,903)	-	(542)
Net increase (decrease) from policy transactions	(169,541)	(1,903)	200,989	20,271
Net increase (decrease) in net assets	(70,598)	21,285	241,539	41,230

Net Assets:
Net assets at December 31, 2019	2,082,494	363,126	39,099	484,642
Net assets at December 31, 2020	$2,011,896	$384,411	$280,638	$525,872

The accompanying notes are an integral part of these financial statements.

Life Insurance Company of North America
Separate Account A
Statement of Changes in Net Assets

Year ended December 31, 2021

	Columbia Large Cap Growth Fund Qualified	Columbia Large Cap Growth Fund Non-Qualified	Invesco Oppenheimer Equity Income Fund Qualified	Invesco Oppenheimer Equity Income Fund Non-Qualified
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$50,289	$19,926	$-	$-
Net realized gains (losses)	134,155	44,129	-	-
Change in unrealized gains (losses)	293,005	121,766	-	-
Net increase (decrease) in net assets from operations	477,449	185,821	-	-

Increase (Decrease) in Net Assets From Policy Transactions:
Net contract transfers in and transfers out (Note 3)	-	-	-	-
Contract surrenders	(100,694)	1,512	-	-
Benefit payment to annuitants	(10,028)	(2,318)	-	-
Net increase (decrease) from policy transactions	(110,722)	(806)	-	-
Net increase (decrease) in net assets	366,727	185,015	-	-

Net Assets:
Net assets at December 31, 2020	1,803,178	676,402	-	-
Net assets at December 31, 2021	$2,169,905	$861,417	$-	$-

Year Ended December 31, 2020

	Columbia Large Cap Growth Fund Qualified	Columbia Large Cap Growth Fund Non-Qualified	Invesco Oppenheimer Equity Income Fund Qualified	Invesco Oppenheimer Equity Income Fund Non-Qualified
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$1,877	$502	$1,136	$246
Net realized gains (losses)	197,530	105,790	32,946	5,800
Change in unrealized gains (losses)	244,641	65,554	(73,323)	(14,366)
Net increase (decrease) in net assets from operations	444,048	171,846	(39,241)	(8,320)

Increase (Decrease) in Net Assets From Policy Transactions:
Net contract transfers in and transfers out (Note 3)	-	-	(216,458)	(47,049)
Contract surrenders	51,465	(111,151)	(7.678)	(1,322)
Benefit payment to annuitants	(8,187)	(1,942)	-	-
Net increase (decrease) from policy transactions	43,278	(113,093)	(224,136)	(48,371)
Net increase (decrease) in net assets	487,326	58,753	(263,377)	(56,691)

Net Assets:
Net assets at December 31, 2019	1,315,852	617,649	263,377	56,691
Net assets at December 31, 2020	$1,803,178	$676,402	$-	$-

The accompanying notes are an integral part of these financial statements.

Life Insurance Company of North America
Separate Account A
Statement of Changes in Net Assets

Year ended December 31, 2021

	Delaware Value Fund Qualified	Delaware Value Fund Non-Qualified
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$146,021	$14,971
Net realized gains (losses)	949,970	89,875
Change in unrealized gains (losses)	(171,345)	(11,416)
Net increase (decrease) in net assets from operations	924,646	93,430

Increase (Decrease) in Net Assets From Policy Transactions:
Net contract transfers in and transfers out (Note 3)	-	-
Contract surrenders	(302,616)	(3,602)
Benefit payment to annuitants	(639)	(6,734)
Net increase (decrease) from policy transactions	(303,255)	(10,336)
Net increase (decrease) in net assets	621,391	83,094

Net Assets:
Net assets at December 31, 2020	4,555,400	448,926
Net assets at December 31, 2021	$5,176,791	$532,020

Year Ended December 31, 2020

	Delaware Value Fund Qualified	Delaware Value Fund Non-Qualified
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$42,561	$4,498
Net realized gains (losses)	43,487	16,335
Change in unrealized gains (losses)	(174,400)	(31,776)
Net increase (decrease) in net assets from operations	(88,352)	(10,943)

Increase (Decrease) in Net Assets From Policy Transactions:
Net contract transfers in and transfers out (Note 3)	-	-
Contract surrenders	(259,542)	(58,647)
Benefit payment to annuitants	(599)	(6,002)
Net increase (decrease) from policy transactions	(260,141)	(64,649)
Net increase (decrease) in net assets	(348,493)	(75,592)

Net Assets:
Net assets at December 31, 2019	4,903,893	524,518
Net assets at December 31, 2020	$4,555,400	$448,926

The accompanying notes are an integral part of these financial statements.

Life Insurance Company of North America
Separate Account A
Notes to Financial Statements

Year Ended December 31, 2021

Note 1. Organization

Life Insurance Company of North America – Separate Account A (the “Separate Account”), a separate account of Life Insurance Company of North America (“LINA”), is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Separate Account consists of six divisions, corresponding to the specific mutual fund shares underlying the values of such division. Variable annuity contract payments allocated to the Separate Account, except as modified by Note 5, are invested by LINA in shares of a designated mutual fund for allocation to the corresponding Separate Account division. The current divisions of the Separate Account are designated as follows: Windsor Fund, BNY Mellon Sustainable U.S. Equity Fund-Class Z, Windsor Fund B, Invesco High Yield Fund, Columbia Large Cap Growth Fund and Delaware Value Fund, (collectively, the "Funds").

Each of the six mutual fund divisions contains two subdivisions, one for the allocation of tax-qualified and one for the allocation of non-tax qualified variable annuity contract values. The contract owners’ equity is affected by the investment results of the appropriate mutual fund designated for the subdivision and the mortality risk and expense fees guarantees assessed on Separate Account assets (See Note 3).

Under the current provisions of the Internal Revenue Code (the “Code”), transfers of contract values from one division of the Separate Account to another division of the Separate Account of LINA, or from the Separate Account to the General Account, are not subject to current taxation. There can be no assurance that future changes in the Code will not subject such transfers to current taxation.

On December 13, 2019, Invesco Funds announced a reorganization which transferred the assets and liabilities of the Invesco Oppenheimer Equity Income Fund to the Invesco Dividend Income Fund effective April 17, 2020. LINA elected to not offer the Invesco Dividend Fund as an investment option and had the policyholders elect to transfer those funds into one of the remaining investment options.

Prior to December 31, 2020, LINA’s ultimate parent was CIGNA Corporation (“CIGNA”). On December 31, 2020, certain portions of CIGNA’s life insurance business, including LINA and its separate account business, were acquired by New York Life Insurance Company ("New York Life"). As of the acquisition date, LINA became a direct wholly-owned subsidiary of New York Life.

Note 2. Significant Accounting Policies

The accompanying financial statements include only the contract owners’ payments pertaining to the variable portion of their contracts, and exclude any payments for fixed dollar benefits, the latter being included in the General Account of LINA.

The following is a summary of the significant accounting policies of the Separate Account: (a) investments are carried at fair value as discussed in Note 9; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; and (c) the cost of the investments sold is determined on the last-in, first-out method. Investment valuations are subject to change based on underlying market conditions. See Notes 4 through 6 with respect to income taxes. The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these amounts.

The Separate Account qualifies as an investment company as defined by the Financial Accounting Standards Board’s Accounting Standards Codification Topic 946 and, accordingly, the Separate Account follows the accounting and reporting guidance contained therein. The Separate Account’s status as an investment company has not changed during the year ended December 31, 2021. The Separate Account has not provided financial support to any investee during the year ended December 31, 2021, and the Separate Account has no contractual obligations to provide financial support to any investee.

Life Insurance Company of North America
Separate Account A
Notes to Financial Statements

Year Ended December 31, 2021

Note 3. Contract Owner Transactions

Net contract considerations represent gross contributions allocated to the Separate Account by the contract owners, less a deduction by LINA for sales and administrative expenses, death benefits for group contracts and any applicable premium taxes. These deductions, exclusive of premium taxes, are charged against the gross contributions and vary as follows: group contracts from 1% to 6% and individual contracts from 4% to 8.5%. Net contract considerations for the year ended December 31, 2021 were $0 after deductions for sales and administrative expenses.  Contract owners unaffected by Revenue Ruling 81-225 (the “Ruling”) (See Note 5) have limited rights to transfer their investment between the Separate Account subdivisions and to transfer from and to the General Account of LINA. Contract owners affected by Revenue Ruling 81-225 have limited rights to transfer certain contract values to the General Account of LINA to lessen the impact of the Ruling (See Note 5). The amounts of all transfers for the year ended December 31, 2021 were as follows:

Transfers between Separate Account A subdivisions	$-
Transfers from the General Account	-
Transfers to the General Account	-
Net transfers	$-

LINA charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fees guarantees. The daily equivalent of the annual charge of 0.90% is made against the average net asset value of the Separate Account.

Note 4. Income Taxes

The Separate Account is taxed as part of LINA. For the year ended December 31, 2020, LINA was taxed as a casualty insurance company as part of the consolidated group of CIGNA, its ultimate parent. Effective December 31, 2020, LINA will be included in the New York Life consolidated tax return. Although LINA may be taxed as a casualty insurance company, it treats the operations of the Separate Account as if it were part of a life insurance company. Under the current provisions of the Code, no federal income taxes are payable by a company taxed as a life insurance company with respect to investment income and capital gains of the assets of a separate account when used to determine contract values. LINA reserves the right to make adjustments for taxes to the assets of the Separate Account should future changes to the treatment of the Separate Account as part of a life insurance company or the Code so warrant.

Note 5. Effect of Revenue Ruling 81-225

The Ruling was issued by the Internal Revenue Service ("IRS") on September 25, 1981. The Ruling pertains to variable annuities where the insurance company, through a separate account, holds mutual funds shares which are also sold to the public independent of the variable annuity contracts. The Ruling also questioned the tax treatment of variable annuity contracts where the underlying mutual funds are not managed by the issuing insurance company or an affiliate, and where the policyholder may initially allocate and subsequently reallocate his contract values among several underlying funds.

The Ruling adversely affected the tax status of the Separate Account variable annuity contracts issued on a non-tax qualified basis after December 31, 1980, and those issued after September 25, 1981 which were intended to qualify under the Code Sections 403(a), 403(b) or 408(b).

In order to comply with the IRS opinions expressed in Revenue Ruling 81-225, allocations to the Separate Account resulting from new purchases were terminated except as noted below. In addition, LINA suspended new contract sales which permitted allocations to the Separate Account in both the non-tax qualified and tax qualified markets described above.

Payments on behalf of individuals who were participants under contracts before September 25, 1981 may continue to be allocated to the Separate Account where such contracts were issued to qualify pursuant to Code Sections 403(a), 403(b) or 408(b), or where the contract owner is not subject to federal income tax.

Life Insurance Company of North America
Separate Account A
Notes to Financial Statements

Year Ended December 31, 2021

Note 6. Diversification Requirements

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The IRS has issued regulations under Section 817(h) of the Code. LINA believes that the Separate Account satisfies the current requirements of the regulations, and it intends that the Separate Account will continue to meet such requirements.

Note 7. Accumulation Unit Transactions

The changes in the number of accumulation units (the measure of ownership in the Separate Account) during the year ended December 31, 2021 and units outstanding at December 31, 2021 were as follows:

	Windsor Fund Qualified	Windsor Fund Non-Qualified	BNY Mellon Sustainable U.S. Equity Fund Class Z Qualified	BNY Mellon Sustainable U.S. Equity Fund Class Z Non-Qualified	Windsor Fund B Qualified	Windsor Fund B Non-Qualified
Unit outstanding at December 31, 2020	21,674	1,650	42,481	6	21,481	4,105
Units purchased and transfers in	-	-	-	-	-	-
Units sold and transfers out	(4,253)	(687)	(5,075)	1	(2,270)	(23)
Units outstanding at December 31, 2021	17,421	963	37,406	7	19,211	4,082

	Invesco High Yield Fund Qualified	Invesco High Yield Fund Non-Qualified	Columbia Large Cap Growth Fund Qualified	Columbia Large Cap Growth Fund Non-Qualified	Delaware Value Fund Qualified	Delaware Value Fund Non-Qualified
Unit outstanding at December 31, 2020	20,309	37,922	49,485	18,663	202,407	19,967
Units purchased and transfers in	-	-	-	-	-	-
Units sold and transfers out	(1,264)	(3,108)	(2,814)	(33)	(12,339)	(415)
Units outstanding at December 31, 2021	19,045	34,814	46,671	18,630	190,068	19,552

The accumulation units for seven of the subdivisions include units applicable to contract owners who are "on benefit annuitants." At December 31, 2021, the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:

	Accumulation Units	Aggregate Value	Monthly Annuity Units	Annuity Unit Value
Windsor Fund Non-Qualified	168	$15,102	271	$2.0015043
BNY Mellon Sustainable U.S. Equity Fund-Class Z Qualified	1,336	$135,395	240	$9.2260351
Windsor Fund B Non-Qualified	219	$26,014	103	$4.5083675
Columbia Large Cap Growth Fund Qualified	2,465	$114,607	124	$13.7915395
Columbia Large Cap Growth Fund Non-Qualified	448	$20,715	77	$11.1027577
Delaware Value Fund Qualified	207	$5,638	14	$17.5858011
Delaware Value Fund Non-Qualified	2,192	$59,645	84	$16.8910262

The number of monthly annuity units and related annuity unit value is calculated based upon the expected payout period as computed according to the Progressive Annuity Table with interest at the rate of 3 1/2% per annum. The mortality risk is fully borne by LINA and may result in additional amounts being transferred into the Separate Account by LINA to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to LINA.

Life Insurance Company of North America
Separate Account A
Notes to Financial Statements

Year Ended December 31, 2021

Note 8. Financial Highlights, Expense and Net Investment Income Ratios

A summary of unit values and units outstanding for variable annuity contracts, net assets, expense ratios, net investment income ratios, and total return ratios, excluding expenses of the underlying funds and expenses charged through redemption of units, for each of the periods ended below were as follows:

Windsor Fund Qualified							Windsor Fund Non-Qualified
		Net Assets							Net Assets
	Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return		Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return
12/31/21	17,421	$101.430620	$1,767	0.90%	4.10%	23.69%	12/31/21	963	$89.891830	$87	0.90%	3.91%	26.85%
12/31/20	21,674	$79.967480	$1,733	0.90%	4.29%	5.66%	12/31/20	1,650	$70.853448	$117	0.90%	4.35%	6.83%
12/31/19	23,470	$75.095924	$1,763	0.90%	2.11%	25.98%	12/31/19	1,698	$66.546901	$113	0.90%	2.18%	25.60%
12/31/18	28,547	$58.125557	$1,659	0.90%	2.09%	-12.41%	12/31/18	1,747	$51.497855	$90	0.90%	2.17%	-13.07%
12/31/17	32,229	$66.998348	$2,159	0.90%	1.99%	16.81%	12/31/17	1,815	$59.346285	$108	0.90%	2.04%	16.77%

BNY Mellon Sustainable U.S. Equity Fund-Class Z Qualified							BNY Mellon Sustainable U.S. Equity Fund-Class Z Non-Qualified
		Net Assets							Net Assets
	Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return		Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return
12/31/21	37,406	$101.343348	$3,791	0.90%	1.71%	22.68%	12/31/21	7	$67.512265	$-	0.90%	1.35%	24.30%
12/31/20	42,481	$80.730024	$3,429	0.90%	1.25%	21.95%	12/31/20	6	$53.812796	$-	0.90%	0.90%	15.90%
12/31/19	44,133	$65.575146	$2,894	0.90%	1.35%	28.07%	12/31/19	6	$45.006505	$-	0.90%	0.90%	19.80%
12/31/18	51,690	$49.372628	$2,552	0.90%	1.68%	-5.14%	12/31/18	6	$34.007272	$-	0.90%	1.20%	-3.30%
12/31/17	59,162	$52.156500	$3,086	0.90%	5.58%	13.32%	12/31/17	6	$36.067449	$-	0.90%	4.50%	11.70%

Windsor Fund B Qualified							Windsor Fund B Non-Qualified
		Net Assets						Net Assets
	Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return		Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return
12/31/21	19,211	$118.813033	$2,283	0.90%	4.57%	23.46%	12/31/21	4,082	$118.787003	$485	0.90%	4.62%	23.12%
12/31/20	21,481	$93.659305	$2,012	0.90%	4.27%	5.62%	12/31/20	4,105	$93.644542	$384	0.90%	4.38%	7.21%
12/31/19	23,676	$87.958025	$2,082	0.90%	2.16%	25.48%	12/31/19	4,129	$87.945318	$363	0.90%	2.19%	25.55%
12/31/18	25,299	$68.064658	$1,722	0.90%	2.17%	-12.93%	12/31/18	4,155	$68.054597	$283	0.90%	2.20%	-13.29%
12/31/17	26,841	$78.440500	$2,105	0.90%	2.00%	16.69%	12/31/17	4,184	$78.435837	$328	0.90%	2.06%	16.76%

Invesco High Yield Fund Qualified							Invesco High Yield Fund Non-Qualified
		Net Assets							Net Assets
	Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return		Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return
12/31/21	19,045	$14.249446	$271	0.90%	4.60%	3.13%	12/31/21	34,814	$14.314050	$498	0.90%	4.61%	3.22%
12/31/20	20,309	$13.818411	$281	0.90%	6.18%	20.88%	12/31/20	37,922	$13.867193	$526	0.90%	6.28%	4.46%
12/31/19	2,906	$13.454732	$39	0.90%	5.67%	11.04%	12/31/19	35,894	$13.502020	$485	0.90%	5.71%	10.95%
12/31/18	2,980	$12.047614	$36	0.90%	5.10%	-4.21%	12/31/18	36,115	$12.089972	$437	0.90%	5.10%	-4.16%
12/31/17	2,980	$12.571920	$37	0.90%	5.00%	5.27%	12/31/17	36,469	$12.611149	$460	0.90%	5.01%	5.27%

Life Insurance Company of North America
Separate Account A
Notes to Financial Statements

Year Ended December 31, 2021

Columbia Large Cap Growth Fund Qualified							Columbia Large Cap Growth Fund Non-Qualified
		Net Assets							Net Assets
	Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return		Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return
12/31/21	46,671	$46.493645	$2,170	0.90%	3.46%	24.29%	12/31/21	18,630	$46.238141	$861	0.90%	3.49%	24.16%
12/31/20	49,485	$36.438881	$1,803	0.90%	1.03%	30.03%	12/31/20	18,663	$36.242923	$676	0.90%	0.99%	29.70%
12/31/19	47,966	$27.433009	$1,316	0.90%	0.00%	27.88%	12/31/19	22,629	$27.294557	$618	0.90%	0.00%	29.16%
12/31/18	80,143	$20.375110	$1,633	0.90%	0.00%	-4.56%	12/31/18	23,287	$20.275041	$472	0.90%	0.00%	-0.32%
12/31/17	85,522	$21.452860	$1,835	0.90%	0.12%	25.33%	12/31/17	35,229	$21.344171	$752	0.90%	0.14%	23.95%

Invesco Oppenheimer Equity Income Fund Qualified							Invesco Oppenheimer Equity Income Fund Non-Qualified
		Net Assets							Net Assets
	Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return		Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return
12/31/21	N/A	N/A	N/A	N/A	N/A	N/A	12/31/21	N/A	N/A	N/A	N/A	N/A	N/A
12/31/20	N/A	N/A	N/A	0.90%	2.37%	-50.89%	12/31/20	N/A	N/A	N/A	0.90%	2.39%	-50.26%
12/31/19	11,955	$22.030673	$263	0.90%	2.16%	20.10%	12/31/19	2,581	$21.964751	$57	0.90%	2.18%	19.95%
12/31/18	12,777	$17.990700	$230	0.90%	1.93%	-11.36%	12/31/18	2,581	$17.936773	$46	0.90%	1.94%	-11.43%
12/31/17	13,383	$20.280245	$271	0.90%	2.84%	11.18%	12/31/17	2,609	$20.215055	$53	0.90%	2.83%	11.19%

Delaware Value Fund Qualified							Delaware Value Fund Non-Qualified
		Net Assets							Net Assets
	Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return		Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return
12/31/21	190,068	$27.236518	$5,177	0.90%	3.89%	18.95%	12/31/21	19,552	$27.210527	$532	0.90%	3.94%	19.00%
12/31/20	202,407	$22.506139	$4,555	0.90%	1.93%	-2.13%	12/31/20	19,967	$22.483380	$449	0.90%	1.91%	-2.45%
12/31/19	215,666	$22.738368	$4,904	0.90%	1.91%	17.32%	12/31/19	23,089	$22.717230	$525	0.90%	1.92%	17.25%
12/31/18	230,351	$19.128231	$4,406	0.90%	1.74%	-3.53%	12/31/18	23,594	$19.110515	$451	0.90%	1.64%	-2.55%
12/31/17	249,027	$19.922075	$4,961	0.90%	2.46%	12.38%	12/31/17	35,178	$19.932112	$701	0.90%	2.53%	12.10%

Life Insurance Company of North America
Separate Account A
Notes to Financial Statements

Year Ended December 31, 2021

Note 9. Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is exchanged in an orderly transaction; it is not a forced liquidation or distressed sale. Fair value measurements are categorized into a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are described below:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. There were no transfers between hierarchy levels during the year ended December 31, 2021.

Shares of open-ended publicly-traded mutual funds are valued at their closing bid prices each business day. The Separate Account considers all investments in mutual funds to be Level 1 investments.

Note 10. Subsequent Events

For purposes of preparing the accompanying financial statements and the related notes, the Separate Account evaluated subsequent events through the date the financial statements were available for issuance on February 17, 2022.